Related party transactions Narrative (Detail) € in Thousands	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Details related party transactions Narrative [line items]
Share based payment expense related to key management	€ 384
Convertible number of bonds	1
Convertible loan carrying amount	€ 958	€ 0	€ 0
Number of founder shares	300	0	0
Dilution percent found shares	0.00%	0.00%	0.00%